Share based payments - Summary of subscription rights outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2023 EquityInstruments € / shares	Dec. 31, 2022 EquityInstruments € / shares	Dec. 31, 2021 EquityInstruments € / shares	Dec. 31, 2020 EquityInstruments € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 77.93	€ 83.12	€ 92.69	€ 103.95
Outstanding at the beginning of the year	10,816,856	8,579,837	6,929,111
Granted during the year	1,538,400	3,127,239	2,493,433
Exercised during the year	(61,560)	(282,790)	(140,954)
Forfeited during the year	(544,676)	(607,430)	(701,753)
Expired during the year	(276,500)
Outstanding at the end of the year	11,472,520	10,816,856	8,579,837
Exercisable	5,836,538	2,574,218	1,751,013	1,168,967
Subscription rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 77.93	€ 83.1	€ 92.69
Outstanding at the beginning of the year	10,816,856
Granted during the year	1,538,400
Exercised during the year	(61,560)
Forfeited during the year	(544,676)
Expired during the year	(276,500)
Outstanding at the end of the year	11,472,520	10,816,856
Exercisable	5,836,538
2015 allocated on April 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 28.75
Outstanding at the beginning of the year	63,223
Exercised during the year	(61,560)
Forfeited during the year	(1,663)
Outstanding at the end of the year		63,223
2015 (B) allocated on December 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 49.00
Outstanding at the beginning of the year	241,500
Expired during the year	(241,500)
Outstanding at the end of the year		241,500
2015 RMV allocated on December 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 49.00
Outstanding at the beginning of the year	35,000
Expired during the year	(35,000)
Outstanding at the end of the year		35,000
2016 allocated on June 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 46.10
Outstanding at the beginning of the year	325,500
Outstanding at the end of the year	325,500	325,500
Exercisable	325,500
2016 RMV allocated on June 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 46.10
Outstanding at the beginning of the year	69,000
Outstanding at the end of the year	69,000	69,000
Exercisable	69,000
2016 (B) allocated on January 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 62.50
Outstanding at the beginning of the year	10,000
Outstanding at the end of the year	10,000	10,000
Exercisable	10,000
2017 allocated on May 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 80.57
Outstanding at the beginning of the year	590,000
Forfeited during the year	(5,000)
Outstanding at the end of the year	585,000	590,000
Exercisable	585,000
2017 RMV allocated on May 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 80.57
Outstanding at the beginning of the year	127,500
Forfeited during the year	(5,000)
Outstanding at the end of the year	122,500	127,500
Exercisable	122,500
2018 allocated on April 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 79.88
Outstanding at the beginning of the year	974,995
Forfeited during the year	(10,000)
Outstanding at the end of the year	964,995	974,995
Exercisable	964,995
2018 RMV allocated on April 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 79.88
Outstanding at the beginning of the year	137,500
Forfeited during the year	(5,000)
Outstanding at the end of the year	132,500	137,500
Exercisable	132,500
2019 allocated on April 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 95.11
Outstanding at the beginning of the year	1,216,990
Forfeited during the year	(8,750)
Outstanding at the end of the year	1,208,240	1,216,990
Exercisable	1,208,240
2019 RMV allocated on April 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 95.11
Outstanding at the beginning of the year	186,000
Forfeited during the year	(8,750)
Outstanding at the end of the year	177,250	186,000
Exercisable	177,250
2020 allocated on April 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 168.42
Outstanding at the beginning of the year	1,458,244
Forfeited during the year	(88,627)
Outstanding at the end of the year	1,369,617	1,458,244
Exercisable	1,317,779
2020 RMV allocated on April 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 168.42
Outstanding at the beginning of the year	209,075
Forfeited during the year	(15,775)
Outstanding at the end of the year	193,300	209,075
Exercisable	193,300
2021 BE allocated on April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 64.76
Outstanding at the beginning of the year	1,041,148
Forfeited during the year	(8,542)
Outstanding at the end of the year	1,032,606	1,041,148
2021 RMV allocated on April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 64.76
Outstanding at the beginning of the year	257,700
Forfeited during the year	(31,404)
Outstanding at the end of the year	226,296	257,700
Exercisable	117,030
2021 ROW allocated on April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 64.76
Outstanding at the beginning of the year	783,375
Forfeited during the year	(115,879)
Outstanding at the end of the year	667,496	783,375
Exercisable	356,418
2022 (A) allocated on January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 46.18
Outstanding at the beginning of the year	30,000
Outstanding at the end of the year	30,000	30,000
Exercisable	15,000
2022 (B) allocated on January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 50.00
Outstanding at the beginning of the year	1,000,000
Outstanding at the end of the year	1,000,000	1,000,000
2022 BE allocated on May 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 57.46
Outstanding at the beginning of the year	831,542
Forfeited during the year	(13,714)
Outstanding at the end of the year	817,828	831,542
2022 BE allocated on August 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 51.58
Outstanding at the beginning of the year	78,000
Outstanding at the end of the year	78,000	78,000
2022 RMV allocated on May 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 57.46
Outstanding at the beginning of the year	242,714
Forfeited during the year	(39,250)
Outstanding at the end of the year	203,464	242,714
Exercisable	50,770
2022 ROW allocated on May 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 57.46
Outstanding at the beginning of the year	847,850
Forfeited during the year	(142,350)
Outstanding at the end of the year	705,500	847,850
Exercisable	176,256
2022 BE/ROW allocated on August 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 51.58
Outstanding at the beginning of the year	60,000
Outstanding at the end of the year	60,000	60,000
Exercisable	15,000
2023 BE allocated on May 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 35.11
Granted during the year	611,000
Forfeited during the year	(1,972)
Outstanding at the end of the year	609,028
2023 RMV allocated on May 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 35.11
Granted during the year	110,000
Forfeited during the year	(7,500)
Outstanding at the end of the year	102,500
2023 ROW allocated on May 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 35.11
Granted during the year	597,400
Forfeited during the year	(35,500)
Outstanding at the end of the year	561,900
2023 BE allocated on June 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 38.58
Granted during the year	200,000
Outstanding at the end of the year	200,000
2023 ROW allocated on November 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 32.99
Granted during the year	20,000
Outstanding at the end of the year	20,000